Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Contract oz	Dec. 31, 2016 USD ($) Contract oz
Disclosure of revenue [line items]
Number of forward contracts outstanding | Contract	0	0
Outstanding provisionally priced sales of silver and gold	$ 4,000,000	$ 8,000,000
Ounces of silver sold relative to outstanding provisionally priced sales | oz	200,000	500,000
Ounces of gold sold relative to outstanding provisionally priced sales | oz	800
Increase or decrease in revenue associated with outstanding provisionally priced silver sales invoices for each one cent per ounce increase or decrease in the realized silver price	$ 2,000	$ 5,000
Increase or decrease in revenue associated with outstanding provisionally priced gold sales invoices for each one dollar per ounce increase or decrease in the realized gold price	$ 800	$ 0
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	32.00%	39.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	23.00%	30.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	11.00%
Provisionally prices sales of silver and gold [member]
Disclosure of revenue [line items]
Fair value gain adjustment associated with embedded derivative	$ 300,000	$ 100,000